FILED VIA EDGAR

June 10, 2021

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: DGI Investment Trust (the “Trust”)

File Nos. 333-252816 and 811-23637

Ladies and Gentlemen:

This letter is being transmitted by the Trust, on behalf of its series, the DGI Balanced Fund (the “Fund”), pursuant to Rule 497(c) under the Securities Act of 1933, as amended.

Pursuant to Rule 497(c), the Trust hereby submits exhibits containing interactive data format risk/summary information based on the information contained in the Fund’s definitive Prospectus, as filed with the Securities and Exchange Commission on May 28, 2021 (SEC Accession No. 0001580642-21-002549).

If you have any questions concerning this filing, please contact me at (513) 869-4262.

Very truly yours,

/s/ Maggie Bull

Maggie Bull

Vice President and Senior Legal Counsel

cc: Eric S. Purple

Hugh Gonzales Robison